Funded Status of Defined Benefit Plans and Amount Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Projected benefit obligation at the beginning of the year	$ 58,094	$ 45,283	$ 45,283	$ 35,617
Service cost	1,995	1,720	7,735	5,661	$ 5,578
Actuarial loss			4,493	6,749
Interest cost	995	734	3,252	2,585	2,629
Liabilities assumed on acquisition				693
Benefits paid			(5,367)	(4,967)
Special termination benefit			57
Effect of exchange rate changes			2,641	(1,055)
Projected benefit obligation at the end of the year			58,094	45,283	35,617
Fair value of plan assets at the beginning of the year	$ 45,560	$ 30,871	30,871	28,549
Employer contributions			15,176	5,776
Actual gain on plan assets			2,746	1,777
Assets assumed on acquisition			0	170
Actuarial gain			11
Benefits paid			(5,301)	(4,897)
Effect of exchange rate changes			2,057	(504)
Fair value of plan assets at the end of the year			$ 45,560	$ 30,871	$ 28,549